Income Taxes - Group's profit before income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Taxes
Profit before income taxes	¥ 132,701,293	$ 18,180,002	¥ 71,876,448	¥ 36,263,729
Non-PRC
Income Taxes
Profit before income taxes	6,375,022	873,374	(1,495,542)	(7,902,201)
PRC
Income Taxes
Profit before income taxes	¥ 126,326,271	$ 17,306,628	¥ 73,371,990	¥ 44,165,930